UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22336

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value

Auto Components — 1.6%

Aptiv PLC(1)	86,100	$13,546,113

		$13,546,113

Banks — 4.7%

PNC Financial Services Group, Inc. (The)	98,240	$18,740,262

Wells Fargo & Co.	470,200	21,295,358

		$40,035,620

Beverages — 3.8%

Coca-Cola Co. (The)	299,000	$16,178,890

Coca-Cola Europacific Partners PLC	271,700	16,117,244

		$32,296,134

Biotechnology — 2.2%

AbbVie, Inc.	165,200	$18,608,128

		$18,608,128

Building Products — 2.2%

AZEK Co., Inc. (The)(1)	217,100	$9,218,066

Trane Technologies PLC	51,000	9,391,140

		$18,609,206

Capital Markets — 7.2%

Goldman Sachs Group, Inc. (The)	24,200	$9,184,626

Intercontinental Exchange, Inc.	136,500	16,202,550

S&P Global, Inc.	46,600	19,126,970

Tradeweb Markets, Inc., Class A	203,739	17,228,170

		$61,742,316

Commercial Services & Supplies — 1.2%

Waste Management, Inc.	70,682	$9,903,255

		$9,903,255

Containers & Packaging — 1.2%

AptarGroup, Inc.	71,600	$10,084,144

		$10,084,144

Electric Utilities — 1.4%

NextEra Energy, Inc.	167,684	$12,287,884

		$12,287,884

Security	Shares	Value

Electrical Equipment — 1.2%

AMETEK, Inc.	79,700	$10,639,950

		$10,639,950

Electronic Equipment, Instruments & Components — 1.2%

TE Connectivity, Ltd.	76,000	$10,275,960

		$10,275,960

Entertainment — 1.3%

Walt Disney Co. (The)(1)	65,600	$11,530,512

		$11,530,512

Equity Real Estate Investment Trusts (REITs) — 1.6%

Lamar Advertising Co., Class A	132,300	$13,814,766

		$13,814,766

Food & Staples Retailing — 1.9%

Sysco Corp.	206,400	$16,047,600

		$16,047,600

Health Care Equipment & Supplies — 4.2%

Boston Scientific Corp.(1)	384,900	$16,458,324

Danaher Corp.	71,866	19,285,960

		$35,744,284

Health Care Providers & Services — 1.8%

Anthem, Inc.	41,460	$15,829,428

		$15,829,428

Hotels, Restaurants & Leisure — 1.4%

Marriott International, Inc., Class A(1)	86,700	$11,836,284

		$11,836,284

Interactive Media & Services — 10.2%

Alphabet, Inc., Class C(1)	19,729	$49,447,187

Facebook, Inc., Class A(1)	108,044	37,567,979

		$87,015,166

Internet & Direct Marketing Retail — 6.2%

Amazon.com, Inc.(1)	15,522	$53,398,164

		$53,398,164

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 8.6%

Automatic Data Processing, Inc.	68,000	$13,506,160

Cognizant Technology Solutions Corp., Class A	117,912	8,166,585

PayPal Holdings, Inc.(1)	59,400	17,313,912

Shift4 Payments, Inc., Class A(1)	96,800	9,072,096

Visa, Inc., Class A	110,700	25,883,874

		$73,942,627

Life Sciences Tools & Services — 2.0%

Thermo Fisher Scientific, Inc.	34,100	$17,202,427

		$17,202,427

Machinery — 1.4%

Stanley Black & Decker, Inc.	56,400	$11,561,436

		$11,561,436

Oil, Gas & Consumable Fuels — 2.2%

Chevron Corp.	99,100	$10,379,734

Phillips 66	101,025	8,669,965

		$19,049,699

Pharmaceuticals — 2.9%

Sanofi	148,000	$15,549,262

Zoetis, Inc.	48,000	8,945,280

		$24,494,542

Professional Services — 2.4%

Booz Allen Hamilton Holding Corp.	114,900	$9,787,182

Clarivate PLC(1)	382,200	10,521,966

		$20,309,148

Road & Rail — 1.4%

Union Pacific Corp.	53,600	$11,788,248

		$11,788,248

Semiconductors & Semiconductor Equipment — 4.5%

Analog Devices, Inc.	78,900	$13,583,424

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	98,623	11,850,539

Texas Instruments, Inc.	67,679	13,014,672

		$38,448,635

Software — 8.6%

Intuit, Inc.	18,336	$8,987,757

Microsoft Corp.	238,820	64,696,338

		$73,684,095

Security	Shares	Value

Specialty Retail — 1.6%

TJX Cos., Inc. (The)	205,340	$13,844,023

		$13,844,023

Technology Hardware, Storage & Peripherals — 5.2%

Apple, Inc.	327,788	$44,893,844

		$44,893,844

Textiles, Apparel & Luxury Goods — 1.2%

VF Corp.	126,100	$10,345,244

		$10,345,244

Wireless Telecommunication Services — 1.5%

T-Mobile US, Inc.(1)	86,620	$12,545,175

		$12,545,175

Total Common Stocks (identified cost $536,852,580)		$855,354,057

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	200,421	$200,421

Total Short-Term Investments (identified cost $200,421)		$200,421

Total Investments — 100.0% (identified cost $537,053,001)		$855,554,478

Other Assets, Less Liabilities — (0.0)%(2)		$(120,682)

Net Assets — 100.0%		$855,433,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $536,852,580)	$855,354,057

Affiliated investment, at value (identified cost, $200,421)	200,421

Cash	5,597

Dividends receivable	247,937

Dividends receivable from affiliated investment	9

Tax reclaims receivable	171,268

Total assets	$855,979,289

Liabilities

Payable to affiliates:

Investment adviser fee	$409,291

Trustees’ fees	10,050

Accrued expenses	126,152

Total liabilities	$545,493

Net Assets applicable to investors’ interest in Portfolio	$855,433,796

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $125,081)	$5,112,760

Dividends from affiliated investment	915

Total investment income	$5,113,675

Expenses

Investment adviser fee	$2,405,573

Trustees’ fees and expenses	21,002

Custodian fee	97,448

Legal and accounting services	27,062

Miscellaneous	10,215

Total expenses	$2,561,300

Net investment income	$2,552,375

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$56,550,179

Foreign currency transactions	(8,289)

Net realized gain	$56,541,890

Change in unrealized appreciation (depreciation) —

Investments	$45,883,844

Foreign currency	(2,792)

Net change in unrealized appreciation (depreciation)	$45,881,052

Net realized and unrealized gain	$102,422,942

Net increase in net assets from operations	$104,975,317

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$2,552,375	$5,837,934

Net realized gain	56,541,890	18,275,199

Net change in unrealized appreciation (depreciation)	45,881,052	96,276,139

Net increase in net assets from operations	$104,975,317	$120,389,272

Capital transactions —

Contributions	$14,001,283	$78,327,454

Withdrawals	(68,291,325)	(78,095,172)

Portfolio transaction fee	302,552	276,897

Net increase (decrease) in net assets from capital transactions	$(53,987,490)	$509,179

Net increase in net assets	$50,987,827	$120,898,451

Net Assets

At beginning of period	$804,445,969	$683,547,518

At end of period	$855,433,796	$804,445,969

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.63	%(1)	0.64%	0.63%	0.64%	0.64%	0.65%

Net investment income	0.63	%(1)	0.84%	0.99%	1.14%	1.38%	1.60%

Portfolio Turnover	26	%(2)	70%	55%	90%	101%	118%

Total Return	13.62	%(2)	18.61%	35.47%	(5.57)%	20.31%	7.14%

Net assets, end of period (000’s omitted)	$855,434		$804,446	$683,548	$516,615	$647,405	$640,973

(1)	Annualized.

(2)	Not annualized.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.1%, 1.0% and 85.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

20

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.600% of the Portfolio’s average daily net assets up to $500 million, 0.575% from $500 million but less than $1 billion, 0.550% from $1 billion but less than $2.5 billion, 0.530% from $2.5 billion but less than $5 billion, and 0.515% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $2,405,573 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $214,943,626 and $265,766,316, respectively, for the six months ended June 30, 2021.

21

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$540,237,204

Gross unrealized appreciation	$315,576,005

Gross unrealized depreciation	(258,731)

Net unrealized appreciation	$315,317,274

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

6  Investments in Affiliated Funds

At June 30, 2021, the value of the Portfolio’s investment in affiliated funds was $200,421, which represents less than 0.05% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,475,259	$73,391,909	$(79,666,747)	$—	$—	$200,421	$915	200,421

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$111,090,853	$—		$—	$111,090,853

Consumer Discretionary	102,969,828	—		—	102,969,828

Consumer Staples	48,343,734	—		—	48,343,734

Energy	19,049,699	—		—	19,049,699

Financials	101,777,936	—		—	101,777,936

Health Care	96,329,547	15,549,262		—	111,878,809

Industrials	82,811,243	—		—	82,811,243

Information Technology	241,245,161	—		—	241,245,161

Materials	10,084,144	—		—	10,084,144

Real Estate	13,814,766	—		—	13,814,766

Utilities	12,287,884	—		—	12,287,884

Total Common Stocks	$839,804,795	$15,549,262	*	$—	$855,354,057

Short-Term Investments	$—	$200,421		$—	$200,421

Total Investments	$839,804,795	$15,749,683		$—	$855,554,478

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

23

Eaton Vance

Stock Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Stock Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Stock Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	2,311,826.126	131,690.995	125,682.860	0

Proposal 2	2,309,061.856	130,466.288	129,671.838	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Stock Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

91.277%	2.164%	6.549%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

24

Eaton Vance

Stock Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

25

Eaton Vance

Stock Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Stock Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

27

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021